Capitalized Software and Intangible Assets (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 23, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Capitalized computer software, amortization				$ 18,615	$ 0	$ 0	$ 0
Capitalized computer software, impairments				0		0	0
Acquired intangible assets	$ 1,612,500
Amortization expense		$ 18,028		36,056		36,056
Share issued					1,612,500	1,612,500
Depreciation, Depletion and Amortization				$ 54,671		$ 36,056